Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,063,155,434	3,038,587,493	3,310,800,799
Decrease of common stock by cancellation of treasury stock		(260,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,020,237)	(20,129)	(299,381,781)
Sales of common stock	345	353	390
Common stock issued to employees	34,682,592	24,587,717	27,168,085
Cancellation of treasury stock		260,000,000
Other net change in treasury stock	(14,122)
Common stock outstanding at end of year	3,017,804,012	3,063,155,434	3,038,587,493